UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

This report on Form N-CSR relates solely to the Registrant's Fidelity Intermediate Municipal Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®
Intermediate Municipal Income
Fund

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Intermediate Municipal Income	3.97%	3.91%	4.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Intermediate Municipal Income, a class of the fund, on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity® Intermediate Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, Intermediate Municipal Income returned 3.97%, while the Lehman Brothers 1-17 Year Municipal Bond Index rose 4.46%. Compared with the benchmark, my larger-than-index stake in bonds that were prerefunded worked to our advantage as they were transformed from long callable bonds with credit risk to short non-callable bonds backed by Treasuries, the highest-quality bonds available in the marketplace. Advantageous yield-curve positioning - which refers to my decision to overweight bonds with maturities in the five- to eight-year range and de-emphasize bonds with maturities 20 years and longer - was another factor aiding the fund's returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, my decision to overweight lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality assets.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,034.10	$ 3.54
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52
Class T
Actual	$ 1,000.00	$ 1,035.20	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.78	$ 3.47
Class B
Actual	$ 1,000.00	$ 1,030.70	$ 6.96
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.92
Class C
Actual	$ 1,000.00	$ 1,031.40	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,036.60	$ 2.16
HypotheticalA	$ 1,000.00	$ 1,023.09	$ 2.14
Institutional Class
Actual	$ 1,000.00	$ 1,036.40	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.69%
Class T	.68%
Class B	1.36%
Class C	1.41%
Intermediate Municipal Income	.42%
Institutional Class	.44%

Annual Report

Investment Changes

Top Five States as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.6	16.5
Texas	14.1	14.1
New York	12.9	12.2
Illinois	10.9	10.8
Florida	4.6	5.8
Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.1	36.7
Escrowed/Pre-Refunded	11.3	14.0
Special Tax	10.7	10.7
Transportation	9.8	9.9
Health Care	8.9	8.5
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	5.5	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	5.3	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 60.7%	AAA 60.7%
AA,A 29.6%	AA,A 31.0%
BBB 5.8%	BBB 6.2%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.3%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,270
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,206
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,337
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,019
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,162
5.5% 1/1/22	2,300	2,476
		13,470
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,068
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,135
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,578
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,142
		3,855
California - 15.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,307
5.5% 5/1/15 (AMBAC Insured)	2,600	2,853
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,307
Series A:
5% 7/1/15	15,200	16,486
5% 7/1/15 (MBIA Insured)	6,100	6,635
5.25% 1/1/11	700	740
5.25% 7/1/13	7,000	7,647
5.25% 7/1/13 (MBIA Insured)	10,300	11,263
5.25% 7/1/14	15,400	16,972
5.25% 7/1/14 (FGIC Insured)	9,700	10,702
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	89
5% 2/1/11	2,650	2,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/13	$ 1,550	$ 1,667
5% 11/1/13	4,000	4,305
5% 3/1/15	3,000	3,237
5% 8/1/16	6,070	6,562
5% 3/1/26	2,200	2,241
5% 6/1/27 (AMBAC Insured)	1,800	1,876
5% 2/1/31 (MBIA Insured)	1,900	1,953
5% 3/1/31	1,900	1,919
5% 9/1/31	3,900	3,941
5% 9/1/32	5,300	5,352
5% 8/1/33	4,300	4,335
5% 8/1/35	7,800	7,854
5.125% 11/1/24	1,900	1,956
5.125% 2/1/26	1,200	1,232
5.25% 2/1/11	4,000	4,227
5.25% 3/1/12	2,210	2,365
5.25% 2/1/15	5,000	5,408
5.25% 2/1/16	8,500	9,158
5.25% 2/1/27 (MBIA Insured)	1,605	1,686
5.25% 2/1/28	3,400	3,536
5.25% 11/1/29	1,200	1,248
5.25% 2/1/33	6,100	6,286
5.25% 12/1/33	110	114
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,376
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,275
5.5% 3/1/11	8,500	9,056
5.5% 4/1/13	1,400	1,532
5.5% 4/1/13 (AMBAC Insured)	1,000	1,103
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,441
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,230
5.5% 11/1/33	21,355	22,809
5.75% 10/1/10	2,200	2,345
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,135
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	17,956	10,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,398
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,694
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,131
Series 2005 K, 5% 11/1/16	7,195	7,674
5% 11/1/14 (FGIC Insured)	5,000	5,429
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,095
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,298
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,498
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,925
0% 1/15/27 (a)	1,000	887
5% 1/15/16 (MBIA Insured)	1,000	1,041
5.75% 1/15/40	1,600	1,607
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,312
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,301
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,508
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,652
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,703
5% 1/1/11 (FSA Insured) (e)	1,740	1,800
5% 1/1/12 (FSA Insured) (e)	1,835	1,912
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,235	2,445
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,285
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	$ 3,420	$ 3,592
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,490
5.25% 10/1/10	1,620	1,685
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,340	1,407
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,108
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	735
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,264
5% 5/15/16 (MBIA Insured)	6,880	7,513
		324,339
Colorado - 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,262
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,076
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,291
5% 11/15/14	1,165	1,234
Series F:
5% 11/15/13	1,285	1,353
5% 11/15/14	1,355	1,435
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,097
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	643
5% 7/1/12	675	669
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,875
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,345
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,298
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,100
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	1,032
		25,818
District Of Columbia - 1.3%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,112
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,351
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,048
5.25% 6/1/10 (MBIA Insured)	1,980	2,015
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,879
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,364
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,634
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,556
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,841
		26,800
Florida - 4.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	393
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,341
5.25% 7/1/20 (MBIA Insured)	1,000	1,055
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,211
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,480
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,882
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	$ 2,690	$ 2,879
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,750
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	724
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,550
Series B, 5% 11/15/17	1,200	1,266
Series G:
5% 11/15/12	1,000	1,046
5% 11/15/13	1,600	1,685
Series I, 5%, tender 11/16/09 (d)	5,000	5,130
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,842
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,622
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,833
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,402
5% 11/15/14	2,485	2,616
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,032
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	610
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,878
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,403
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,459
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,802
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,782
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,106
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,306
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,079
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,683
		96,618
Georgia - 1.9%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,655
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,236
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,275
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,764
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,488
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,006
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,169
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,582
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,797
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,930
5% 9/15/14	3,000	3,042
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	892
		39,877
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,069
Illinois - 10.9%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,762
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	839
Series A, 0% 12/1/16 (FGIC Insured)	1,000	688
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,960
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,645
Series 2004 A, 5% 1/1/34 (FSA Insured)	10,800	11,127
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,053
5.25% 1/1/29 (FSA Insured)	190	199
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,001
5.25% 1/1/33 (MBIA Insured)	775	799
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,460
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,648
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,758
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,412
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,160
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,395
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	8,815
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,036
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,873
5.5% 1/1/18 (FGIC Insured)	370	391
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,370
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,059
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,567
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,030
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,524
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,969
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,164
5.25% 11/15/28 (MBIA Insured)	600	633
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,713
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,773
0% 11/1/17	2,700	1,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	$ 2,200	$ 2,198
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,096
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,104
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,133
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,652
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,673
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,681
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,441
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,102
(DePaul Univ. Proj.):
5% 10/1/09	1,000	1,025
5% 10/1/10	1,235	1,281
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,991
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,070
5.375% 7/1/15 (MBIA Insured)	1,300	1,398
5.5% 8/1/10	1,400	1,479
5.5% 4/1/16 (FSA Insured)	1,000	1,078
5.5% 4/1/17 (MBIA Insured)	2,600	2,716
5.5% 2/1/18 (FGIC Insured)	1,000	1,074
5.6% 4/1/21 (MBIA Insured)	2,800	2,929
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,047
7% 5/15/22	5,000	5,207
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,722
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,049
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,701
Series W, 5% 6/15/13	3,430	3,452
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	$ 2,300	$ 2,412
Series 2006 A2, 5% 1/1/31 (FSA Insured)	31,800	33,277
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,697
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,873
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,969
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,496
0% 12/1/14 (FSA Insured)	5,180	3,991
0% 12/1/15 (FSA Insured)	3,810	2,803
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,274
0% 12/1/10 (FSA Insured)	3,380	3,064
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,649
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,795
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,936
0% 6/15/16 (FGIC Insured)	2,050	1,449
0% 6/15/17 (FGIC Insured)	3,240	2,176
0% 6/15/20 (FGIC Insured)	1,400	803
5% 12/15/28 (MBIA Insured)	1,000	1,023
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,215
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,322
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,373
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,052
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	3,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	$ 1,300	$ 871
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	763
		226,330
Indiana - 3.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,076
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,236
5% 1/10/14 (FSA Insured)	1,180	1,279
5% 7/10/14 (FSA Insured)	1,215	1,322
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,507
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,440
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,081
5% 1/15/12 (MBIA Insured)	1,295	1,372
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,845
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,396
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,877
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,116
5.25% 7/15/16 (FSA Insured)	2,095	2,326
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,214
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,233
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,177
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,020
0% 12/1/17 (AMBAC Insured)	1,470	967
0% 6/1/18 (AMBAC Insured)	1,740	1,114
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,174
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank: - continued
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	$ 2,500	$ 2,719
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,386
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,193
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,333
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,315
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,708
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,462
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,054
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,589
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,483
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,069
		73,735
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,183
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,270
5.25% 12/1/11 (MBIA Insured)	1,805	1,837
Series II, 5.5% 11/1/19	1,000	1,080
5.5% 11/1/20	1,000	1,082
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,632
		7,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,682
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,405
		4,087
Louisiana - 0.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,882
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,368
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,316
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,121
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,121
5% 12/1/29 (MBIA Insured)	2,000	2,054
5.25% 12/1/23 (MBIA Insured)	1,740	1,843
		18,766
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,941
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,223
5.25% 7/1/32 (AMBAC Insured)	2,080	2,221
		6,385
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,344
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A, 5.75% 7/1/18	260	276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	$ 715	$ 751
5% 1/1/13	750	793
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,408
6.375% 8/1/15	2,460	2,632
6.375% 8/1/16	2,570	2,747
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,105
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,279
5.75% 6/15/13	3,000	3,210
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	16,559
5.25% 8/1/22 (FSA Insured)	3,300	3,612
5.25% 8/1/23 (FSA Insured)	1,600	1,743
5.25% 8/1/24 (FSA Insured)	4,000	4,338
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,172
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,946
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,455
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,049
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,044
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,194
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,903
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,628
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		74,870
Michigan - 2.8%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	$ 3,355	$ 3,599
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,116
5% 9/30/12 (MBIA Insured)	1,500	1,602
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,463
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,119
4.105% 7/1/32 (FSA Insured) (d)	5,670	5,375
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,838
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured) (c)	1,325	1,388
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,060
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,143
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,057
5.5% 3/1/17	1,885	1,990
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,105
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,021
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,557
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,121
		57,857
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,273
5.625% 12/1/22	575	586
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,522
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	5,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	$ 400	$ 408
5% 5/15/13	395	403
5% 5/15/14	250	255
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,478
		12,916
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,263
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,921
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,361
5% 8/15/13	1,500	1,564
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,321
		9,430
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,479
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,047
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,097
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,104
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,465
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,540
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,102
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,042
		22,450
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,242
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,581
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,150
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,088
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,045
5% 7/1/14	1,000	1,048
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,447
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,926
		11,285
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,397
3.5%, tender 2/1/09 (d)(e)	2,600	2,595
		4,992
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,709
Series B:
5% 2/15/13	2,210	2,217
5.25% 2/15/10	1,925	1,946
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	$ 2,000	$ 2,104
5.25% 3/1/15	3,000	3,310
5.25% 3/1/21 (MBIA Insured)	1,200	1,293
5.25% 3/1/23	1,500	1,615
5.25% 3/1/25	4,200	4,478
5.25% 3/1/26	4,700	4,993
Series 2005 P, 5.125% 9/1/28	1,100	1,155
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,227
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,352
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,739
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,156
		37,909
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,414
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,036
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,810	1,854
		6,304
New York - 12.9%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,947
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,261
5.75% 5/1/22 (FSA Insured)	2,240	2,441
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,248
5.75% 5/1/19 (FSA Insured)	5,590	6,261
5.75% 5/1/22 (FSA Insured)	8,525	9,477
5.75% 5/1/25 (FSA Insured)	1,715	1,899
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series B: - continued
5% 6/1/11	$ 1,075	$ 1,132
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,627
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,078
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,884
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 C, 5.5% 8/1/13	2,000	2,177
Series 2005 G, 5% 8/1/14	6,500	6,989
Series 2005 J, 5% 3/1/12	3,020	3,194
Series 2005 K, 5% 8/1/11	6,000	6,329
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,062
Series J, 5.5% 6/1/19	2,315	2,499
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,924
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,334
5% 6/15/39	1,600	1,650
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,590	4,938
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
6% 11/1/28 (b)	40,925	44,752
Series B, 5.25% 2/1/29 (b)	3,800	4,011
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,666
5.75% 7/1/13 (AMBAC Insured)	1,100	1,188
Series C, 7.5% 7/1/10	3,265	3,453
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,562
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	60	60
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	852
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	$ 1,100	$ 1,117
4.875% 6/15/20	2,200	2,232
5% 6/15/15	775	789
New York Metropolitan Trans. Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,093
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,354
5.25% 1/1/27 (FSA Insured)	5,000	5,354
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,811
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	3,023
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,095
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,842
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,336
5.25% 6/1/22 (AMBAC Insured)	3,450	3,656
5.5% 6/1/14	4,400	4,514
5.5% 6/1/15	9,900	10,318
5.5% 6/1/16	16,800	17,466
5.5% 6/1/17	1,900	1,999
Series C1:
5.5% 6/1/14	3,900	4,001
5.5% 6/1/15	4,900	5,107
5.5% 6/1/16	1,600	1,686
5.5% 6/1/17	7,950	8,365
5.5% 6/1/18	17,165	18,288
5.5% 6/1/19	4,700	5,051
5.5% 6/1/20	800	860
5.5% 6/1/22	600	639
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,087
		268,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,215	$ 1,236
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,608
		5,844
North Carolina - 0.9%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,711
5.25% 6/1/20 (AMBAC Insured)	1,520	1,630
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,663
5.75% 1/1/26	1,000	1,028
Series B, 6.125% 1/1/09	2,220	2,276
Series C, 5.25% 1/1/10	2,630	2,704
Series D:
5.375% 1/1/10	3,360	3,462
6% 1/1/09	1,620	1,660
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,645	1,749
		19,401
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,987
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,013
5% 7/1/14	1,000	1,012
		6,012
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,901
6% 6/1/42	1,500	1,468
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	$ 1,060	$ 1,150
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,241
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,065
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	530
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,094
		13,387
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	876
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,143
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	8,059
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	2,335	2,399
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,387
5.5% 10/1/20 (FGIC Insured)	1,550	1,708
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,789
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,055
5% 12/15/14	850	900
		24,316
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	738
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,620
		2,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	$ 3,500	$ 3,775
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,291
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,362
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,085
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,427
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,479
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,672
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,124
5% 12/15/13	1,155	1,156
Series B, 5% 12/15/13	3,115	3,116
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	672
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	422
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	3,083
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,682
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,958
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,756
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,651
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,364
6.5% 11/1/16 (e)	1,100	1,176
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 4,000	$ 4,246
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,706
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (f)	2,355	2,586
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,060
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,857
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,059
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,596
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,214
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	2,069
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,339
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,716
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,560
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,457
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,237
		79,258
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,787
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,331
		17,118
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,159
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	685
		2,844
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	$ 1,765	$ 1,834
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,475
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,650
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,779
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,476
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	710
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	787
5% 12/1/19	2,040	2,174
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,203
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,106
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,438
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,221
5% 12/1/17	1,335	1,464
		26,317
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,131
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,254
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,504
		6,889
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,097
5% 12/15/11	3,285	3,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	$ 1,240	$ 1,353
6.25% 1/1/13 (MBIA Insured)	1,700	1,905
7.25% 1/1/10 (MBIA Insured)	8,000	8,603
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,825
5% 9/1/11 (MBIA Insured)	1,835	1,929
5% 9/1/13 (MBIA Insured)	2,010	2,148
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,117
		27,327
Texas - 14.1%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,382
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	705
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,782
Series B:
6% 1/1/18	1,000	1,008
6% 1/1/19	1,335	1,336
Austin Independent School District 5.25% 8/1/11	3,515	3,749
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,715
0% 11/15/12 (AMBAC Insured)	5,645	4,739
0% 5/15/17 (FGIC Insured)	1,900	1,278
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,170
5% 11/15/10 (MBIA Insured)	1,735	1,820
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,165
5.25% 2/15/42	6,000	6,342
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,190
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,292
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 209
Birdville Independent School District:
0% 2/15/12	4,150	3,592
5% 2/15/10	1,200	1,245
Boerne Independent School District 5.25% 2/1/35	1,300	1,357
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,611
Clint Independent School District:
5.5% 8/15/18	190	206
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	888
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,543
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,625
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,638
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,644
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,135
Del Valle Independent School District 5.5% 2/1/11	1,350	1,439
Denton Independent School District 5% 8/15/33	5,300	5,418
DeSoto Independent School District 0% 8/15/18	2,195	1,400
Fort Worth Independent School District 5% 2/15/12	1,500	1,597
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,105
Gainesville Independent School District 5.25% 2/15/36	1,035	1,095
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,038
5.5% 2/15/12	2,180	2,279
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,259
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,469
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,605
0% 10/1/16 (MBIA Insured)	6,180	4,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	$ 1,000	$ 1,087
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,239
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,303
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,134
0% 8/15/10 (AMBAC Insured)	2,200	2,012
0% 8/15/15	2,000	1,489
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,354
0% 12/1/11 (AMBAC Insured)	8,250	7,195
Humble Independent School District:
0% 2/15/10	2,320	2,164
0% 2/15/16	1,250	909
0% 2/15/17	1,400	970
Irving Independent School District Series A, 0% 2/15/16	1,035	746
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	688
Series A, 0% 8/15/12	1,590	1,350
Kermit Independent School District 5.25% 2/15/32	2,400	2,552
Klein Independent School District Series A:
5% 8/1/13	1,455	1,572
5% 8/1/14	5,110	5,557
Lamar Consolidated Independent School District 5.25% 2/15/14	305	306
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,289
Lewisville Independent School District 0% 8/15/08	5,000	4,911
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,597
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,568
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,251
Manor Independent School District 5.25% 8/1/34	2,000	2,125
Mansfield Independent School District:
5.5% 2/15/13	230	245
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,438
5.5% 2/15/14	330	351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	$ 1,950	$ 2,084
5.5% 2/15/15	25	27
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (f)	2,245	2,439
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,710
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	914
5.5% 2/15/19	370	393
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,309
Mesquite Independent School District 5.375% 8/15/11	430	436
Midway Independent School District 0% 8/15/19	1,400	852
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	564
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,800
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,090
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,050
5.5% 8/15/26 (FGIC Insured)	1,225	1,329
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,212
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,878
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,397
Series 2005 A, 5% 1/1/35 (FSA Insured)	1,100	1,133
Northside Independent School District:
Series A:
5.25% 2/15/17	725	767
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,423
5.5% 2/15/13	1,090	1,160
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,304
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	566
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,080
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pflugerville Independent School District: - continued
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	$ 500	$ 533
Prosper Independent School District:
5.125% 8/15/30	1,400	1,463
5.375% 8/15/33	7,340	7,950
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,283
Rockdale Independent School District 5.25% 2/15/37	2,020	2,122
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,109
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,455
5.625% 2/15/11	3,865	4,137
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,092
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,629
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,090
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,145
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,275
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,719
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,706
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,469
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,881
5.25% 2/1/14 (MBIA Insured)	1,835	2,002
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	717
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,047
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,442
South San Antonio Independent School District 5% 8/15/35	1,050	1,085
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
5.375% 2/1/14	$ 1,065	$ 1,127
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,740
5.375% 2/1/18	480	507
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,011
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,906
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,088
5.375% 8/1/10 (e)	1,915	2,008
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,548
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,037
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,408
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,131
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,972
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,751
Series B, 5.625% 7/15/21	2,010	2,092
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,425
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,155
Waxahachie Independent School District:
0% 8/15/14	1,460	1,140
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,265
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,708
White Settlement Independent School District 5.75% 8/15/34	1,250	1,372
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	578
Ysleta Independent School District 0% 8/15/11	1,100	971
		294,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	$ 5,000	$ 5,364
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,858
		8,222
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,287
6.125% 12/1/27 (AMBAC Insured)	2,800	3,028
		4,315
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,699
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,803
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (e)	1,370	1,373
		5,875
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,555
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,876
0% 6/1/24 (MBIA Insured)	1,525	706
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,059
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,404
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,697
5.25% 1/1/11 (FSA Insured)	1,715	1,814
5% 1/1/10 (MBIA Insured)	2,000	2,069
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,762
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	$ 5,000	$ 5,382
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,398
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	158
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,045
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,280
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,068
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	875
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,110
5.75% 12/1/20 (MBIA Insured)	1,000	1,110
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,586
0% 12/1/12 (FGIC Insured)	6,830	5,713
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,714
Series 2001 C:
5.25% 1/1/16	3,000	3,140
5.25% 1/1/26 (FSA Insured)	2,200	2,281
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,084
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,276
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,086
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,599
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,696
0% 7/1/10	2,250	2,067
0% 7/1/12 (MBIA Insured)	4,000	3,396
		82,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	$ 1,100	$ 779
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,607
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,041
		5,427
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,040	2,106
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,036
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,068
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	854
(Wheaton Franciscan Svcs., Inc. Proj.):
Series 2006 A, 5% 8/15/12	4,795	4,870
Series A, 5.5% 8/15/14	1,775	1,838
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,936
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,109
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,109
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,790
		17,781
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $2,003,845)	2,039,696
NET OTHER ASSETS - 2.1%	42,756
NET ASSETS - 100%	$ 2,082,452
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ 961
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.906% with Merrill Lynch, Inc.	Feb. 2039	10,000	30
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	(329)
Receive semi-annually a fixed rate equal to 5.01% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2039	7,700	(88)
		$ 79,700	$ 574
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.1%
Escrowed/Pre-Refunded	11.3%
Special Tax	10.7%
Transportation	9.8%
Health Care	8.9%
Electric Utilities	8.8%
Others* (individually less than 5%)	11.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,003,845)		$ 2,039,696
Cash		25,743
Receivable for fund shares sold		6,862
Interest receivable		27,165
Swap agreements, at value		574
Prepaid expenses		6
Other receivables		317
Total assets		2,100,363

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,545
Payable for fund shares redeemed	2,429
Distributions payable	1,826
Accrued management fee	537
Distribution fees payable	5
Other affiliated payables	512
Other payables and accrued expenses	57
Total liabilities		17,911

Net Assets		$ 2,082,452
Net Assets consist of:
Paid in capital		$ 2,045,452
Undistributed net investment income		292
Accumulated undistributed net realized gain (loss) on investments		283
Net unrealized appreciation (depreciation) on investments		36,425
Net Assets		$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,211 ÷ 623.3 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.38
Class T: Net Asset Value and redemption price per share ($5,282 ÷ 530.3 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.38
Class B: Net Asset Value and offering price per share ($546 ÷ 54.8 shares)A	$ 9.96

Class C: Net Asset Value and offering price per share ($3,401 ÷ 341.2 shares)A	$ 9.97

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,013,128 ÷ 202,133.8 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,884 ÷ 5,403.5 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Interest		$ 86,987

Expenses
Management fee	$ 6,407
Transfer agent fees	1,683
Distribution fees	43
Accounting fees and expenses	373
Custodian fees and expenses	29
Independent trustees' compensation	7
Registration fees	108
Audit	66
Legal	14
Miscellaneous	20
Total expenses before reductions	8,750
Expense reductions	(1,012)	7,738
Net investment income		79,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,439
Futures contracts	140
Swap agreements	97
Total net realized gain (loss)		1,676
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,972)
Swap agreements	730
Total change in net unrealized appreciation (depreciation)		(1,242)
Net gain (loss)		434
Net increase (decrease) in net assets resulting from operations		$ 79,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,249	$ 78,449
Net realized gain (loss)	1,676	2,664
Change in net unrealized appreciation (depreciation)	(1,242)	(1,270)
Net increase (decrease) in net assets resulting from operations	79,683	79,843
Distributions to shareholders from net investment income	(79,332)	(78,385)
Distributions to shareholders from net realized gain	(3,109)	(640)
Total distributions	(82,441)	(79,025)
Share transactions - net increase (decrease)	24,345	117,860
Redemption fees	61	20
Total increase (decrease) in net assets	21,648	118,698

Net Assets
Beginning of period	2,060,804	1,942,106
End of period (including undistributed net investment income of $292 and undistributed net investment income of $374, respectively)	$ 2,082,452	$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.357	.365	.060
Net realized and unrealized gain (loss)	.005	.003	.051
Total from investment operations	.362	.368	.111
Distributions from net investment income	(.357)	(.365)	(.061)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.68%	.63%	.61%A
Expenses net of all reductions	.61%	.50%	.60%A
Net investment income	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.355	.358	.050
Net realized and unrealized gain (loss)	.006	.004	.059
Total from investment operations	.361	.362	.109
Distributions from net investment income	(.356)	(.359)	(.059)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.68%	.68%	.78%A
Expenses net of all reductions	.63%	.59%	.76%A
Net investment income	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.289	.294	.047
Net realized and unrealized gain (loss)	.003	.002	.051
Total from investment operations	.292	.296	.098
Distributions from net investment income	(.287)	(.293)	(.048)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.30%	1.25%	1.35%A
Net investment income	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546	$ 304	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.283	.285	.046
Net realized and unrealized gain (loss)	.004	.012	.051
Total from investment operations	.287	.297	.097
Distributions from net investment income	(.282)	(.284)	(.047)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.35%	1.34%	1.45%A
Net investment income	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Income from Investment Operations
Net investment income B	.381	.385	.385	.395	.410
Net realized and unrealized gain (loss)	.006	.002	(.131)	(.022)	.120
Total from investment operations	.387	.387	.254	.373	.530
Distributions from net investment income	(.382)	(.384)	(.384)	(.395)	(.410)
Distributions from net realized gain	(.015)	(.003)	(.050)	(.038)	(.140)
Total distributions	(.397)	(.387)	(.434)	(.433)	(.550)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Total Return A	3.97%	3.97%	2.56%	3.74%	5.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.42%	.43%	.42%	.43%	.44%
Expenses net of all reductions	.37%	.34%	.36%	.42%	.43%
Net investment income	3.85%	3.88%	3.82%	3.89%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 2,013	$ 2,026	$ 1,941	$ 1,813	$ 1,798
Portfolio turnover rate D	18%	24%	24%	26%	31%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.378	.382	.061
Net realized and unrealized gain (loss)	.006	.014	.052
Total from investment operations	.384	.396	.113
Distributions from net investment income	(.379)	(.383)	(.063)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	3.95%	4.06%	1.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.44%	.49%	.48%A
Expenses net of all reductions	.39%	.36%	.47%A
Net investment income	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

2. Significant Accounting Policies. - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies. - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 43,498,907
Unrealized depreciation	(6,909,099)
Net unrealized appreciation (depreciation)	36,589,808
Undistributed ordinary income	247,378

Cost for federal income tax purposes	$ 2,003,105,932

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 79,332,276	$ 78,385,057
Long-Term Capital Gains	3,108,911	639,680
Total	$ 82,441,187	$ 79,024,737

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $362,510,750 and $367,842,125, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,260	$ 3,325
Class T	0%	.25%	11,123	266
Class B	.65%	.25%	3,561	2,832
Class C	.75%	.25%	20,409	9,665
			$ 43,353	$ 16,088

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,924
Class T	971
Class B*	4
Class C*	5,147
$ 8,046

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3,610.10
Class T	4,145.09
Class B	504.13
Class C	1,706.08
Intermediate Municipal Income	1,615,966.08
Institutional Class	57,189.10
	$ 1,683,120

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,376 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $29,450 and $364,760, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,829
Class T	1,524
Class B	183
Class C	976
Intermediate Municipal Income	593,552
Institutional Class	15,793
$ 613,857

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 124,745	$ 21,110
Class T	159,794	100,820
Class B	11,453	6,314
Class C	58,079	24,255
Intermediate Municipal Income	76,819,880	77,944,342
Institutional Class	2,158,325	288,216
Total	$ 79,332,276	$ 78,385,057
From net realized gain
Class A	$ 4,962	$ 367
Class T	7,091	1,182
Class B	552	91
Class C	2,989	409
Intermediate Municipal Income	3,039,548	629,888
Institutional Class	53,769	7,743
Total	$ 3,108,911	$ 639,680

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	564,006	173,427	$ 5,574,638	$ 1,725,155
Reinvestment of distributions	10,803	1,631	107,073	16,239
Shares redeemed	(133,055)	(3,616)	(1,316,589)	(35,605)
Net increase (decrease)	441,754	171,442	$ 4,365,122	$ 1,705,789
Class T
Shares sold	187,303	398,477	$ 1,858,696	$ 3,958,313
Reinvestment of distributions	13,122	9,307	130,016	92,469
Shares redeemed	(112,246)	(6,838)	(1,112,184)	(68,081)
Net increase (decrease)	88,179	400,946	$ 876,528	$ 3,982,701
Class B
Shares sold	31,294	32,080	$ 309,783	$ 318,318
Reinvestment of distributions	754	566	7,464	5,622
Shares redeemed	(7,672)	(12,297)	(75,905)	(122,210)
Net increase (decrease)	24,376	20,349	$ 241,342	$ 201,730
Class C
Shares sold	325,025	159,319	$ 3,224,697	$ 1,585,622
Reinvestment of distributions	2,865	1,510	28,391	14,988
Shares redeemed	(123,487)	(34,155)	(1,217,653)	(336,894)
Net increase (decrease)	204,403	126,674	$ 2,035,435	$ 1,263,716
Intermediate Municipal Income
Shares sold	45,692,563	56,726,510	$ 452,920,096	$ 563,129,257
Reinvestment of distributions	5,772,347	5,529,889	57,180,438	54,890,397
Shares redeemed	(52,587,486)	(53,763,407)	(520,433,674)	(533,657,302)
Net increase (decrease)	(1,122,576)	8,492,992	$ (10,333,140)	$ 84,362,352
Institutional Class
Shares sold	7,226,151	2,676,982	$ 71,708,265	$ 26,690,182
Reinvestment of distributions	178,347	28,099	1,766,387	281,049
Shares redeemed	(4,661,146)	(62,846)	(46,314,145)	(626,878)
Net increase (decrease)	2,743,352	2,642,235	$ 27,160,507	$ 26,344,353

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Name, Age; Principal Occupation
Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Intermediate Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Intermediate Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Intermediate Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Intermediate Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Intermediate Municipal Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Intermediate Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Intermediate Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Intermediate Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Intermediate Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Intermediate Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Intermediate Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Intermediate Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Intermediate Municipal Income	02/11/2008	02/08/2008	$-	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $1,257,331, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 9.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LIM-UANN-0208
1.787736.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Intermediate Municipal Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A, (dagger)	-0.44%	2.96%	4.30%
Class T (incl. 4.00% sales charge) B, (dagger)	-0.45%	2.94%	4.29%
Class B (incl. contingent deferred sales charge) C	-2.00%	3.14%	4.56%
Class C (incl. contingent deferred sales charge) D	1.93%	3.47%	4.55%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 31, 2005. Returns between October 31, 2005 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B As of October 31, 2005, Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower.

C As of October 31, 2005, Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D As of October 31, 2005, Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 31, 2005 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

* The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for class A and 3.50% for Class T.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on December 31, 1997, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Class T took place on October 31, 2005. See the previous page for additional information regarding the performance of Class T.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 3.71%, 3.70%, 2.99% and 2.93%, respectively (excluding sales charges), while the Lehman Brothers 1-17 Year Municipal Bond Index rose 4.46%. Compared with the benchmark, my larger-than-index stake in bonds that were prerefunded worked to our advantage as they were transformed from long callable bonds with credit risk to short non-callable bonds backed by Treasuries, the highest-quality bonds available in the marketplace. Advantageous yield-curve positioning - which refers to my decision to overweight bonds with maturities in the five- to eight-year range and de-emphasize bonds with maturities 20 years and longer - was another factor aiding the fund's returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, my decision to overweight lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality assets.

During the past year, the fund's Institutional Class shares returned 3.95%, while the Lehman Brothers 1-17 Year Municipal Bond Index rose 4.46%. Compared with the benchmark, my larger-than-index stake in bonds that were prerefunded worked to our advantage as they were transformed from long callable bonds with credit risk to short non-callable bonds backed by Treasuries, the highest-quality bonds available in the marketplace. Advantageous yield-curve positioning - which refers to my decision to overweight bonds with maturities in the five- to eight-year range and de-emphasize bonds with maturities 20 years and longer - was another factor aiding the fund's returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, my decision to overweight lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality assets.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,034.10	$ 3.54
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52
Class T
Actual	$ 1,000.00	$ 1,035.20	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.78	$ 3.47
Class B
Actual	$ 1,000.00	$ 1,030.70	$ 6.96
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.92
Class C
Actual	$ 1,000.00	$ 1,031.40	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,036.60	$ 2.16
HypotheticalA	$ 1,000.00	$ 1,023.09	$ 2.14
Institutional Class
Actual	$ 1,000.00	$ 1,036.40	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.69%
Class T	.68%
Class B	1.36%
Class C	1.41%
Intermediate Municipal Income	.42%
Institutional Class	.44%

Annual Report

Investment Changes

Top Five States as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.6	16.5
Texas	14.1	14.1
New York	12.9	12.2
Illinois	10.9	10.8
Florida	4.6	5.8
Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.1	36.7
Escrowed/Pre-Refunded	11.3	14.0
Special Tax	10.7	10.7
Transportation	9.8	9.9
Health Care	8.9	8.5
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	5.5	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	5.3	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 60.7%	AAA 60.7%
AA,A 29.6%	AA,A 31.0%
BBB 5.8%	BBB 6.2%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.3%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,270
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,206
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,337
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,019
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,162
5.5% 1/1/22	2,300	2,476
		13,470
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,068
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,135
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,578
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,142
		3,855
California - 15.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,307
5.5% 5/1/15 (AMBAC Insured)	2,600	2,853
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,307
Series A:
5% 7/1/15	15,200	16,486
5% 7/1/15 (MBIA Insured)	6,100	6,635
5.25% 1/1/11	700	740
5.25% 7/1/13	7,000	7,647
5.25% 7/1/13 (MBIA Insured)	10,300	11,263
5.25% 7/1/14	15,400	16,972
5.25% 7/1/14 (FGIC Insured)	9,700	10,702
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	89
5% 2/1/11	2,650	2,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/13	$ 1,550	$ 1,667
5% 11/1/13	4,000	4,305
5% 3/1/15	3,000	3,237
5% 8/1/16	6,070	6,562
5% 3/1/26	2,200	2,241
5% 6/1/27 (AMBAC Insured)	1,800	1,876
5% 2/1/31 (MBIA Insured)	1,900	1,953
5% 3/1/31	1,900	1,919
5% 9/1/31	3,900	3,941
5% 9/1/32	5,300	5,352
5% 8/1/33	4,300	4,335
5% 8/1/35	7,800	7,854
5.125% 11/1/24	1,900	1,956
5.125% 2/1/26	1,200	1,232
5.25% 2/1/11	4,000	4,227
5.25% 3/1/12	2,210	2,365
5.25% 2/1/15	5,000	5,408
5.25% 2/1/16	8,500	9,158
5.25% 2/1/27 (MBIA Insured)	1,605	1,686
5.25% 2/1/28	3,400	3,536
5.25% 11/1/29	1,200	1,248
5.25% 2/1/33	6,100	6,286
5.25% 12/1/33	110	114
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,376
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,275
5.5% 3/1/11	8,500	9,056
5.5% 4/1/13	1,400	1,532
5.5% 4/1/13 (AMBAC Insured)	1,000	1,103
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,441
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,230
5.5% 11/1/33	21,355	22,809
5.75% 10/1/10	2,200	2,345
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,135
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	17,956	10,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,398
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,694
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,131
Series 2005 K, 5% 11/1/16	7,195	7,674
5% 11/1/14 (FGIC Insured)	5,000	5,429
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,095
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,298
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,498
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,925
0% 1/15/27 (a)	1,000	887
5% 1/15/16 (MBIA Insured)	1,000	1,041
5.75% 1/15/40	1,600	1,607
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,312
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,301
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,508
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,652
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,703
5% 1/1/11 (FSA Insured) (e)	1,740	1,800
5% 1/1/12 (FSA Insured) (e)	1,835	1,912
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,235	2,445
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,285
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	$ 3,420	$ 3,592
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,490
5.25% 10/1/10	1,620	1,685
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,340	1,407
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,108
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	735
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,264
5% 5/15/16 (MBIA Insured)	6,880	7,513
		324,339
Colorado - 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,262
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,076
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,291
5% 11/15/14	1,165	1,234
Series F:
5% 11/15/13	1,285	1,353
5% 11/15/14	1,355	1,435
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,097
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	643
5% 7/1/12	675	669
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,875
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,345
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,298
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,100
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	1,032
		25,818
District Of Columbia - 1.3%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,112
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,351
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,048
5.25% 6/1/10 (MBIA Insured)	1,980	2,015
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,879
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,364
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,634
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,556
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,841
		26,800
Florida - 4.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	393
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,341
5.25% 7/1/20 (MBIA Insured)	1,000	1,055
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,211
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,480
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,882
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	$ 2,690	$ 2,879
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,750
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	724
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,550
Series B, 5% 11/15/17	1,200	1,266
Series G:
5% 11/15/12	1,000	1,046
5% 11/15/13	1,600	1,685
Series I, 5%, tender 11/16/09 (d)	5,000	5,130
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,842
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,622
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,833
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,402
5% 11/15/14	2,485	2,616
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,032
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	610
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,878
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,403
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,459
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,802
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,782
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,106
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,306
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,079
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,683
		96,618
Georgia - 1.9%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,655
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,236
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,275
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,764
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,488
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,006
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,169
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,582
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,797
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,930
5% 9/15/14	3,000	3,042
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	892
		39,877
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,069
Illinois - 10.9%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,762
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	839
Series A, 0% 12/1/16 (FGIC Insured)	1,000	688
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,960
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,645
Series 2004 A, 5% 1/1/34 (FSA Insured)	10,800	11,127
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,053
5.25% 1/1/29 (FSA Insured)	190	199
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,001
5.25% 1/1/33 (MBIA Insured)	775	799
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,460
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,648
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,758
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,412
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,160
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,395
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	8,815
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,036
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,873
5.5% 1/1/18 (FGIC Insured)	370	391
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,370
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,059
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,567
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,030
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,524
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,969
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,164
5.25% 11/15/28 (MBIA Insured)	600	633
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,713
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,773
0% 11/1/17	2,700	1,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	$ 2,200	$ 2,198
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,096
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,104
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,133
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,652
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,673
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,681
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,441
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,102
(DePaul Univ. Proj.):
5% 10/1/09	1,000	1,025
5% 10/1/10	1,235	1,281
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,991
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,070
5.375% 7/1/15 (MBIA Insured)	1,300	1,398
5.5% 8/1/10	1,400	1,479
5.5% 4/1/16 (FSA Insured)	1,000	1,078
5.5% 4/1/17 (MBIA Insured)	2,600	2,716
5.5% 2/1/18 (FGIC Insured)	1,000	1,074
5.6% 4/1/21 (MBIA Insured)	2,800	2,929
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,047
7% 5/15/22	5,000	5,207
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,722
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,049
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,701
Series W, 5% 6/15/13	3,430	3,452
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	$ 2,300	$ 2,412
Series 2006 A2, 5% 1/1/31 (FSA Insured)	31,800	33,277
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,697
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,873
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,969
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,496
0% 12/1/14 (FSA Insured)	5,180	3,991
0% 12/1/15 (FSA Insured)	3,810	2,803
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,274
0% 12/1/10 (FSA Insured)	3,380	3,064
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,649
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,795
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,936
0% 6/15/16 (FGIC Insured)	2,050	1,449
0% 6/15/17 (FGIC Insured)	3,240	2,176
0% 6/15/20 (FGIC Insured)	1,400	803
5% 12/15/28 (MBIA Insured)	1,000	1,023
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,215
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,322
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,373
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,052
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	3,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	$ 1,300	$ 871
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	763
		226,330
Indiana - 3.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,076
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,236
5% 1/10/14 (FSA Insured)	1,180	1,279
5% 7/10/14 (FSA Insured)	1,215	1,322
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,507
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,440
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,081
5% 1/15/12 (MBIA Insured)	1,295	1,372
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,845
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,396
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,877
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,116
5.25% 7/15/16 (FSA Insured)	2,095	2,326
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,214
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,233
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,177
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,020
0% 12/1/17 (AMBAC Insured)	1,470	967
0% 6/1/18 (AMBAC Insured)	1,740	1,114
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,174
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank: - continued
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	$ 2,500	$ 2,719
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,386
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,193
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,333
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,315
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,708
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,462
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,054
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,589
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,483
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,069
		73,735
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,183
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,270
5.25% 12/1/11 (MBIA Insured)	1,805	1,837
Series II, 5.5% 11/1/19	1,000	1,080
5.5% 11/1/20	1,000	1,082
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,632
		7,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,682
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,405
		4,087
Louisiana - 0.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,882
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,368
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,316
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,121
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,121
5% 12/1/29 (MBIA Insured)	2,000	2,054
5.25% 12/1/23 (MBIA Insured)	1,740	1,843
		18,766
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,941
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,223
5.25% 7/1/32 (AMBAC Insured)	2,080	2,221
		6,385
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,344
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A, 5.75% 7/1/18	260	276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	$ 715	$ 751
5% 1/1/13	750	793
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,408
6.375% 8/1/15	2,460	2,632
6.375% 8/1/16	2,570	2,747
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,105
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,279
5.75% 6/15/13	3,000	3,210
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	16,559
5.25% 8/1/22 (FSA Insured)	3,300	3,612
5.25% 8/1/23 (FSA Insured)	1,600	1,743
5.25% 8/1/24 (FSA Insured)	4,000	4,338
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,172
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,946
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,455
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,049
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,044
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,194
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,903
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,628
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		74,870
Michigan - 2.8%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	$ 3,355	$ 3,599
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,116
5% 9/30/12 (MBIA Insured)	1,500	1,602
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,463
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,119
4.105% 7/1/32 (FSA Insured) (d)	5,670	5,375
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,838
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured) (c)	1,325	1,388
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,060
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,143
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,057
5.5% 3/1/17	1,885	1,990
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,105
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,021
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,557
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,121
		57,857
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,273
5.625% 12/1/22	575	586
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,522
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	5,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	$ 400	$ 408
5% 5/15/13	395	403
5% 5/15/14	250	255
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,478
		12,916
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,263
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,921
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,361
5% 8/15/13	1,500	1,564
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,321
		9,430
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,479
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,047
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,097
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,104
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,465
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,540
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,102
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,042
		22,450
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,242
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,581
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,150
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,088
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,045
5% 7/1/14	1,000	1,048
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,447
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,926
		11,285
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,397
3.5%, tender 2/1/09 (d)(e)	2,600	2,595
		4,992
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,709
Series B:
5% 2/15/13	2,210	2,217
5.25% 2/15/10	1,925	1,946
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	$ 2,000	$ 2,104
5.25% 3/1/15	3,000	3,310
5.25% 3/1/21 (MBIA Insured)	1,200	1,293
5.25% 3/1/23	1,500	1,615
5.25% 3/1/25	4,200	4,478
5.25% 3/1/26	4,700	4,993
Series 2005 P, 5.125% 9/1/28	1,100	1,155
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,227
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,352
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,739
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,156
		37,909
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,414
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,036
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,810	1,854
		6,304
New York - 12.9%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,947
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,261
5.75% 5/1/22 (FSA Insured)	2,240	2,441
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,248
5.75% 5/1/19 (FSA Insured)	5,590	6,261
5.75% 5/1/22 (FSA Insured)	8,525	9,477
5.75% 5/1/25 (FSA Insured)	1,715	1,899
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series B: - continued
5% 6/1/11	$ 1,075	$ 1,132
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,627
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,078
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,884
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 C, 5.5% 8/1/13	2,000	2,177
Series 2005 G, 5% 8/1/14	6,500	6,989
Series 2005 J, 5% 3/1/12	3,020	3,194
Series 2005 K, 5% 8/1/11	6,000	6,329
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,062
Series J, 5.5% 6/1/19	2,315	2,499
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,924
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,334
5% 6/15/39	1,600	1,650
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,590	4,938
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
6% 11/1/28 (b)	40,925	44,752
Series B, 5.25% 2/1/29 (b)	3,800	4,011
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,666
5.75% 7/1/13 (AMBAC Insured)	1,100	1,188
Series C, 7.5% 7/1/10	3,265	3,453
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,562
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	60	60
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	852
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	$ 1,100	$ 1,117
4.875% 6/15/20	2,200	2,232
5% 6/15/15	775	789
New York Metropolitan Trans. Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,093
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,354
5.25% 1/1/27 (FSA Insured)	5,000	5,354
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,811
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	3,023
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,095
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,842
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,336
5.25% 6/1/22 (AMBAC Insured)	3,450	3,656
5.5% 6/1/14	4,400	4,514
5.5% 6/1/15	9,900	10,318
5.5% 6/1/16	16,800	17,466
5.5% 6/1/17	1,900	1,999
Series C1:
5.5% 6/1/14	3,900	4,001
5.5% 6/1/15	4,900	5,107
5.5% 6/1/16	1,600	1,686
5.5% 6/1/17	7,950	8,365
5.5% 6/1/18	17,165	18,288
5.5% 6/1/19	4,700	5,051
5.5% 6/1/20	800	860
5.5% 6/1/22	600	639
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,087
		268,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,215	$ 1,236
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,608
		5,844
North Carolina - 0.9%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,711
5.25% 6/1/20 (AMBAC Insured)	1,520	1,630
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,663
5.75% 1/1/26	1,000	1,028
Series B, 6.125% 1/1/09	2,220	2,276
Series C, 5.25% 1/1/10	2,630	2,704
Series D:
5.375% 1/1/10	3,360	3,462
6% 1/1/09	1,620	1,660
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,645	1,749
		19,401
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,987
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,013
5% 7/1/14	1,000	1,012
		6,012
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,901
6% 6/1/42	1,500	1,468
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	$ 1,060	$ 1,150
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,241
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,065
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	530
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,094
		13,387
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	876
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,143
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	8,059
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	2,335	2,399
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,387
5.5% 10/1/20 (FGIC Insured)	1,550	1,708
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,789
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,055
5% 12/15/14	850	900
		24,316
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	738
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,620
		2,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	$ 3,500	$ 3,775
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,291
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,362
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,085
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,427
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,479
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,672
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,124
5% 12/15/13	1,155	1,156
Series B, 5% 12/15/13	3,115	3,116
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	672
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	422
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	3,083
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,682
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,958
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,756
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,651
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,364
6.5% 11/1/16 (e)	1,100	1,176
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 4,000	$ 4,246
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,706
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (f)	2,355	2,586
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,060
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,857
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,059
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,596
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,214
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	2,069
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,339
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,716
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,560
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,457
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,237
		79,258
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,787
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,331
		17,118
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,159
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	685
		2,844
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	$ 1,765	$ 1,834
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,475
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,650
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,779
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,476
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	710
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	787
5% 12/1/19	2,040	2,174
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,203
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,106
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,438
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,221
5% 12/1/17	1,335	1,464
		26,317
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,131
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,254
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,504
		6,889
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,097
5% 12/15/11	3,285	3,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	$ 1,240	$ 1,353
6.25% 1/1/13 (MBIA Insured)	1,700	1,905
7.25% 1/1/10 (MBIA Insured)	8,000	8,603
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,825
5% 9/1/11 (MBIA Insured)	1,835	1,929
5% 9/1/13 (MBIA Insured)	2,010	2,148
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,117
		27,327
Texas - 14.1%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,382
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	705
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,782
Series B:
6% 1/1/18	1,000	1,008
6% 1/1/19	1,335	1,336
Austin Independent School District 5.25% 8/1/11	3,515	3,749
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,715
0% 11/15/12 (AMBAC Insured)	5,645	4,739
0% 5/15/17 (FGIC Insured)	1,900	1,278
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,170
5% 11/15/10 (MBIA Insured)	1,735	1,820
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,165
5.25% 2/15/42	6,000	6,342
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,190
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,292
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 209
Birdville Independent School District:
0% 2/15/12	4,150	3,592
5% 2/15/10	1,200	1,245
Boerne Independent School District 5.25% 2/1/35	1,300	1,357
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,611
Clint Independent School District:
5.5% 8/15/18	190	206
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	888
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,543
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,625
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,638
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,644
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,135
Del Valle Independent School District 5.5% 2/1/11	1,350	1,439
Denton Independent School District 5% 8/15/33	5,300	5,418
DeSoto Independent School District 0% 8/15/18	2,195	1,400
Fort Worth Independent School District 5% 2/15/12	1,500	1,597
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,105
Gainesville Independent School District 5.25% 2/15/36	1,035	1,095
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,038
5.5% 2/15/12	2,180	2,279
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,259
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,469
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,605
0% 10/1/16 (MBIA Insured)	6,180	4,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	$ 1,000	$ 1,087
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,239
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,303
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,134
0% 8/15/10 (AMBAC Insured)	2,200	2,012
0% 8/15/15	2,000	1,489
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,354
0% 12/1/11 (AMBAC Insured)	8,250	7,195
Humble Independent School District:
0% 2/15/10	2,320	2,164
0% 2/15/16	1,250	909
0% 2/15/17	1,400	970
Irving Independent School District Series A, 0% 2/15/16	1,035	746
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	688
Series A, 0% 8/15/12	1,590	1,350
Kermit Independent School District 5.25% 2/15/32	2,400	2,552
Klein Independent School District Series A:
5% 8/1/13	1,455	1,572
5% 8/1/14	5,110	5,557
Lamar Consolidated Independent School District 5.25% 2/15/14	305	306
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,289
Lewisville Independent School District 0% 8/15/08	5,000	4,911
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,597
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,568
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,251
Manor Independent School District 5.25% 8/1/34	2,000	2,125
Mansfield Independent School District:
5.5% 2/15/13	230	245
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,438
5.5% 2/15/14	330	351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	$ 1,950	$ 2,084
5.5% 2/15/15	25	27
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (f)	2,245	2,439
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,710
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	914
5.5% 2/15/19	370	393
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,309
Mesquite Independent School District 5.375% 8/15/11	430	436
Midway Independent School District 0% 8/15/19	1,400	852
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	564
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,800
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,090
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,050
5.5% 8/15/26 (FGIC Insured)	1,225	1,329
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,212
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,878
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,397
Series 2005 A, 5% 1/1/35 (FSA Insured)	1,100	1,133
Northside Independent School District:
Series A:
5.25% 2/15/17	725	767
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,423
5.5% 2/15/13	1,090	1,160
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,304
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	566
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,080
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pflugerville Independent School District: - continued
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	$ 500	$ 533
Prosper Independent School District:
5.125% 8/15/30	1,400	1,463
5.375% 8/15/33	7,340	7,950
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,283
Rockdale Independent School District 5.25% 2/15/37	2,020	2,122
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,109
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,455
5.625% 2/15/11	3,865	4,137
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,092
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,629
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,090
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,145
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,275
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,719
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,706
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,469
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,881
5.25% 2/1/14 (MBIA Insured)	1,835	2,002
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	717
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,047
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,442
South San Antonio Independent School District 5% 8/15/35	1,050	1,085
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
5.375% 2/1/14	$ 1,065	$ 1,127
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,740
5.375% 2/1/18	480	507
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,011
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,906
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,088
5.375% 8/1/10 (e)	1,915	2,008
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,548
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,037
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,408
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,131
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,972
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,751
Series B, 5.625% 7/15/21	2,010	2,092
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,425
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,155
Waxahachie Independent School District:
0% 8/15/14	1,460	1,140
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,265
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,708
White Settlement Independent School District 5.75% 8/15/34	1,250	1,372
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	578
Ysleta Independent School District 0% 8/15/11	1,100	971
		294,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	$ 5,000	$ 5,364
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,858
		8,222
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,287
6.125% 12/1/27 (AMBAC Insured)	2,800	3,028
		4,315
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,699
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,803
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (e)	1,370	1,373
		5,875
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,555
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,876
0% 6/1/24 (MBIA Insured)	1,525	706
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,059
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,404
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,697
5.25% 1/1/11 (FSA Insured)	1,715	1,814
5% 1/1/10 (MBIA Insured)	2,000	2,069
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,762
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	$ 5,000	$ 5,382
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,398
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	158
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,045
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,280
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,068
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	875
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,110
5.75% 12/1/20 (MBIA Insured)	1,000	1,110
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,586
0% 12/1/12 (FGIC Insured)	6,830	5,713
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,714
Series 2001 C:
5.25% 1/1/16	3,000	3,140
5.25% 1/1/26 (FSA Insured)	2,200	2,281
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,084
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,276
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,086
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,599
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,696
0% 7/1/10	2,250	2,067
0% 7/1/12 (MBIA Insured)	4,000	3,396
		82,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	$ 1,100	$ 779
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,607
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,041
		5,427
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,040	2,106
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,036
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,068
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	854
(Wheaton Franciscan Svcs., Inc. Proj.):
Series 2006 A, 5% 8/15/12	4,795	4,870
Series A, 5.5% 8/15/14	1,775	1,838
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,936
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,109
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,109
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,790
		17,781
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $2,003,845)	2,039,696
NET OTHER ASSETS - 2.1%	42,756
NET ASSETS - 100%	$ 2,082,452
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ 961
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.906% with Merrill Lynch, Inc.	Feb. 2039	10,000	30
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	(329)
Receive semi-annually a fixed rate equal to 5.01% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2039	7,700	(88)
		$ 79,700	$ 574
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.1%
Escrowed/Pre-Refunded	11.3%
Special Tax	10.7%
Transportation	9.8%
Health Care	8.9%
Electric Utilities	8.8%
Others* (individually less than 5%)	11.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,003,845)		$ 2,039,696
Cash		25,743
Receivable for fund shares sold		6,862
Interest receivable		27,165
Swap agreements, at value		574
Prepaid expenses		6
Other receivables		317
Total assets		2,100,363

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,545
Payable for fund shares redeemed	2,429
Distributions payable	1,826
Accrued management fee	537
Distribution fees payable	5
Other affiliated payables	512
Other payables and accrued expenses	57
Total liabilities		17,911

Net Assets		$ 2,082,452
Net Assets consist of:
Paid in capital		$ 2,045,452
Undistributed net investment income		292
Accumulated undistributed net realized gain (loss) on investments		283
Net unrealized appreciation (depreciation) on investments		36,425
Net Assets		$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,211 ÷ 623.3 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.38
Class T: Net Asset Value and redemption price per share ($5,282 ÷ 530.3 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.38
Class B: Net Asset Value and offering price per share ($546 ÷ 54.8 shares)A	$ 9.96

Class C: Net Asset Value and offering price per share ($3,401 ÷ 341.2 shares)A	$ 9.97

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,013,128 ÷ 202,133.8 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,884 ÷ 5,403.5 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Interest		$ 86,987

Expenses
Management fee	$ 6,407
Transfer agent fees	1,683
Distribution fees	43
Accounting fees and expenses	373
Custodian fees and expenses	29
Independent trustees' compensation	7
Registration fees	108
Audit	66
Legal	14
Miscellaneous	20
Total expenses before reductions	8,750
Expense reductions	(1,012)	7,738
Net investment income		79,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,439
Futures contracts	140
Swap agreements	97
Total net realized gain (loss)		1,676
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,972)
Swap agreements	730
Total change in net unrealized appreciation (depreciation)		(1,242)
Net gain (loss)		434
Net increase (decrease) in net assets resulting from operations		$ 79,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,249	$ 78,449
Net realized gain (loss)	1,676	2,664
Change in net unrealized appreciation (depreciation)	(1,242)	(1,270)
Net increase (decrease) in net assets resulting from operations	79,683	79,843
Distributions to shareholders from net investment income	(79,332)	(78,385)
Distributions to shareholders from net realized gain	(3,109)	(640)
Total distributions	(82,441)	(79,025)
Share transactions - net increase (decrease)	24,345	117,860
Redemption fees	61	20
Total increase (decrease) in net assets	21,648	118,698

Net Assets
Beginning of period	2,060,804	1,942,106
End of period (including undistributed net investment income of $292 and undistributed net investment income of $374, respectively)	$ 2,082,452	$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.357	.365	.060
Net realized and unrealized gain (loss)	.005	.003	.051
Total from investment operations	.362	.368	.111
Distributions from net investment income	(.357)	(.365)	(.061)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.68%	.63%	.61%A
Expenses net of all reductions	.61%	.50%	.60%A
Net investment income	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.355	.358	.050
Net realized and unrealized gain (loss)	.006	.004	.059
Total from investment operations	.361	.362	.109
Distributions from net investment income	(.356)	(.359)	(.059)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.68%	.68%	.78%A
Expenses net of all reductions	.63%	.59%	.76%A
Net investment income	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.289	.294	.047
Net realized and unrealized gain (loss)	.003	.002	.051
Total from investment operations	.292	.296	.098
Distributions from net investment income	(.287)	(.293)	(.048)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.30%	1.25%	1.35%A
Net investment income	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546	$ 304	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.283	.285	.046
Net realized and unrealized gain (loss)	.004	.012	.051
Total from investment operations	.287	.297	.097
Distributions from net investment income	(.282)	(.284)	(.047)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.35%	1.34%	1.45%A
Net investment income	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Income from Investment Operations
Net investment income B	.381	.385	.385	.395	.410
Net realized and unrealized gain (loss)	.006	.002	(.131)	(.022)	.120
Total from investment operations	.387	.387	.254	.373	.530
Distributions from net investment income	(.382)	(.384)	(.384)	(.395)	(.410)
Distributions from net realized gain	(.015)	(.003)	(.050)	(.038)	(.140)
Total distributions	(.397)	(.387)	(.434)	(.433)	(.550)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Total Return A	3.97%	3.97%	2.56%	3.74%	5.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.42%	.43%	.42%	.43%	.44%
Expenses net of all reductions	.37%	.34%	.36%	.42%	.43%
Net investment income	3.85%	3.88%	3.82%	3.89%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 2,013	$ 2,026	$ 1,941	$ 1,813	$ 1,798
Portfolio turnover rate D	18%	24%	24%	26%	31%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.378	.382	.061
Net realized and unrealized gain (loss)	.006	.014	.052
Total from investment operations	.384	.396	.113
Distributions from net investment income	(.379)	(.383)	(.063)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	3.95%	4.06%	1.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.44%	.49%	.48%A
Expenses net of all reductions	.39%	.36%	.47%A
Net investment income	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

2. Significant Accounting Policies. - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies. - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 43,498,907
Unrealized depreciation	(6,909,099)
Net unrealized appreciation (depreciation)	36,589,808
Undistributed ordinary income	247,378

Cost for federal income tax purposes	$ 2,003,105,932

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 79,332,276	$ 78,385,057
Long-Term Capital Gains	3,108,911	639,680
Total	$ 82,441,187	$ 79,024,737

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $362,510,750 and $367,842,125, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,260	$ 3,325
Class T	0%	.25%	11,123	266
Class B	.65%	.25%	3,561	2,832
Class C	.75%	.25%	20,409	9,665
			$ 43,353	$ 16,088

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,924
Class T	971
Class B*	4
Class C*	5,147
$ 8,046

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3,610.10
Class T	4,145.09
Class B	504.13
Class C	1,706.08
Intermediate Municipal Income	1,615,966.08
Institutional Class	57,189.10
	$ 1,683,120

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,376 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $29,450 and $364,760, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,829
Class T	1,524
Class B	183
Class C	976
Intermediate Municipal Income	593,552
Institutional Class	15,793
$ 613,857

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 124,745	$ 21,110
Class T	159,794	100,820
Class B	11,453	6,314
Class C	58,079	24,255
Intermediate Municipal Income	76,819,880	77,944,342
Institutional Class	2,158,325	288,216
Total	$ 79,332,276	$ 78,385,057
From net realized gain
Class A	$ 4,962	$ 367
Class T	7,091	1,182
Class B	552	91
Class C	2,989	409
Intermediate Municipal Income	3,039,548	629,888
Institutional Class	53,769	7,743
Total	$ 3,108,911	$ 639,680

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	564,006	173,427	$ 5,574,638	$ 1,725,155
Reinvestment of distributions	10,803	1,631	107,073	16,239
Shares redeemed	(133,055)	(3,616)	(1,316,589)	(35,605)
Net increase (decrease)	441,754	171,442	$ 4,365,122	$ 1,705,789
Class T
Shares sold	187,303	398,477	$ 1,858,696	$ 3,958,313
Reinvestment of distributions	13,122	9,307	130,016	92,469
Shares redeemed	(112,246)	(6,838)	(1,112,184)	(68,081)
Net increase (decrease)	88,179	400,946	$ 876,528	$ 3,982,701
Class B
Shares sold	31,294	32,080	$ 309,783	$ 318,318
Reinvestment of distributions	754	566	7,464	5,622
Shares redeemed	(7,672)	(12,297)	(75,905)	(122,210)
Net increase (decrease)	24,376	20,349	$ 241,342	$ 201,730
Class C
Shares sold	325,025	159,319	$ 3,224,697	$ 1,585,622
Reinvestment of distributions	2,865	1,510	28,391	14,988
Shares redeemed	(123,487)	(34,155)	(1,217,653)	(336,894)
Net increase (decrease)	204,403	126,674	$ 2,035,435	$ 1,263,716
Intermediate Municipal Income
Shares sold	45,692,563	56,726,510	$ 452,920,096	$ 563,129,257
Reinvestment of distributions	5,772,347	5,529,889	57,180,438	54,890,397
Shares redeemed	(52,587,486)	(53,763,407)	(520,433,674)	(533,657,302)
Net increase (decrease)	(1,122,576)	8,492,992	$ (10,333,140)	$ 84,362,352
Institutional Class
Shares sold	7,226,151	2,676,982	$ 71,708,265	$ 26,690,182
Reinvestment of distributions	178,347	28,099	1,766,387	281,049
Shares redeemed	(4,661,146)	(62,846)	(46,314,145)	(626,878)
Net increase (decrease)	2,743,352	2,642,235	$ 27,160,507	$ 26,344,353

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/11/2008	02/08/2008	$-	$0.002
Class T	02/11/2008	02/08/2008	$-	$0.002
Class B	02/11/2008	02/08/2008	$-	$0.002
Class C	02/11/2008	02/08/2008	$-	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $1,257,331, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 9.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIM-UANN-0208
1.820151.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Intermediate Municipal Income
Fund - Institutional Class

Annual Report

December 31, 2007

Institutional Class is a class of Fidelity® Intermediate Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	3.95%	3.91%	4.78%

A The initial offering of Institutional Class shares took place on October 31, 2005. Returns prior to October 31, 2005 are those of Intermediate Municipal Income, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on October 31, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Market volatility stemming from the subprime mortgage market crisis caused municipal bonds to post lackluster returns during the 12-month period ending December 31, 2007. While the crisis was initially centered in the taxable bond market, it spilled into the municipal market as participants pulled back the reins on risk-taking. Market liquidity suffered as broker/dealers reduced their municipal inventories and trading activity in response to increased municipal hedging costs. Lower-quality municipals came under pressure as high-yield funds experienced outflows for the first time in years. Insured muni bonds suffered as investors questioned the financial strength and capital adequacy of muni bond insurers. Subprime mortgages again played a central role, as the market anticipated losses among insurers - to varying degrees - from their guarantees of securities backed by such mortgages. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of more than 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 3.36%. Meanwhile, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 6.97%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 3.71%, 3.70%, 2.99% and 2.93%, respectively (excluding sales charges), while the Lehman Brothers 1-17 Year Municipal Bond Index rose 4.46%. Compared with the benchmark, my larger-than-index stake in bonds that were prerefunded worked to our advantage as they were transformed from long callable bonds with credit risk to short non-callable bonds backed by Treasuries, the highest-quality bonds available in the marketplace. Advantageous yield-curve positioning - which refers to my decision to overweight bonds with maturities in the five- to eight-year range and de-emphasize bonds with maturities 20 years and longer - was another factor aiding the fund's returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, my decision to overweight lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality assets.

During the past year, the fund's Institutional Class shares returned 3.95%, while the Lehman Brothers 1-17 Year Municipal Bond Index rose 4.46%. Compared with the benchmark, my larger-than-index stake in bonds that were prerefunded worked to our advantage as they were transformed from long callable bonds with credit risk to short non-callable bonds backed by Treasuries, the highest-quality bonds available in the marketplace. Advantageous yield-curve positioning - which refers to my decision to overweight bonds with maturities in the five- to eight-year range and de-emphasize bonds with maturities 20 years and longer - was another factor aiding the fund's returns. Although I emphasized bonds of various maturities at different points in time, I kept the fund's overall sensitivity to interest rates in line with the index. By doing so, the impact of overall interest rate movements on the fund's relative performance was neutralized. In contrast, my decision to overweight lower-quality investment-grade bonds detracted from returns. They faltered in response to a global flight to quality as investors generally shunned lower-quality assets.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,034.10	$ 3.54
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52
Class T
Actual	$ 1,000.00	$ 1,035.20	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.78	$ 3.47
Class B
Actual	$ 1,000.00	$ 1,030.70	$ 6.96
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.92
Class C
Actual	$ 1,000.00	$ 1,031.40	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Intermediate Municipal Income
Actual	$ 1,000.00	$ 1,036.60	$ 2.16
HypotheticalA	$ 1,000.00	$ 1,023.09	$ 2.14
Institutional Class
Actual	$ 1,000.00	$ 1,036.40	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.69%
Class T	.68%
Class B	1.36%
Class C	1.41%
Intermediate Municipal Income	.42%
Institutional Class	.44%

Annual Report

Investment Changes

Top Five States as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.6	16.5
Texas	14.1	14.1
New York	12.9	12.2
Illinois	10.9	10.8
Florida	4.6	5.8
Top Five Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.1	36.7
Escrowed/Pre-Refunded	11.3	14.0
Special Tax	10.7	10.7
Transportation	9.8	9.9
Health Care	8.9	8.5
Weighted Average Maturity as of December 31, 2007
		6 months ago
Years	5.5	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2007
6 months ago
Years	5.3	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
AAA 60.7%	AAA 60.7%
AA,A 29.6%	AA,A 31.0%
BBB 5.8%	BBB 6.2%
BB and Below 0.5%	BB and Below 0.4%
Not Rated 1.3%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 0.4%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	$ 2,125	$ 2,270
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,206
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,337
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,019
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,162
5.5% 1/1/22	2,300	2,476
		13,470
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,068
Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,135
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,578
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,142
		3,855
California - 15.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,307
5.5% 5/1/15 (AMBAC Insured)	2,600	2,853
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,210	1,307
Series A:
5% 7/1/15	15,200	16,486
5% 7/1/15 (MBIA Insured)	6,100	6,635
5.25% 1/1/11	700	740
5.25% 7/1/13	7,000	7,647
5.25% 7/1/13 (MBIA Insured)	10,300	11,263
5.25% 7/1/14	15,400	16,972
5.25% 7/1/14 (FGIC Insured)	9,700	10,702
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	89
5% 2/1/11	2,650	2,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 10/1/13	$ 1,550	$ 1,667
5% 11/1/13	4,000	4,305
5% 3/1/15	3,000	3,237
5% 8/1/16	6,070	6,562
5% 3/1/26	2,200	2,241
5% 6/1/27 (AMBAC Insured)	1,800	1,876
5% 2/1/31 (MBIA Insured)	1,900	1,953
5% 3/1/31	1,900	1,919
5% 9/1/31	3,900	3,941
5% 9/1/32	5,300	5,352
5% 8/1/33	4,300	4,335
5% 8/1/35	7,800	7,854
5.125% 11/1/24	1,900	1,956
5.125% 2/1/26	1,200	1,232
5.25% 2/1/11	4,000	4,227
5.25% 3/1/12	2,210	2,365
5.25% 2/1/15	5,000	5,408
5.25% 2/1/16	8,500	9,158
5.25% 2/1/27 (MBIA Insured)	1,605	1,686
5.25% 2/1/28	3,400	3,536
5.25% 11/1/29	1,200	1,248
5.25% 2/1/33	6,100	6,286
5.25% 12/1/33	110	114
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,376
5.25% 4/1/34	30	31
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,275
5.5% 3/1/11	8,500	9,056
5.5% 4/1/13	1,400	1,532
5.5% 4/1/13 (AMBAC Insured)	1,000	1,103
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,441
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,230
5.5% 11/1/33	21,355	22,809
5.75% 10/1/10	2,200	2,345
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,135
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	17,956	10,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 4,398
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,694
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	6,131
Series 2005 K, 5% 11/1/16	7,195	7,674
5% 11/1/14 (FGIC Insured)	5,000	5,429
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,095
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,298
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,498
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,925
0% 1/15/27 (a)	1,000	887
5% 1/15/16 (MBIA Insured)	1,000	1,041
5.75% 1/15/40	1,600	1,607
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,312
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,301
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,508
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,652
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,703
5% 1/1/11 (FSA Insured) (e)	1,740	1,800
5% 1/1/12 (FSA Insured) (e)	1,835	1,912
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,235	2,445
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/12 (AMBAC Insured)	2,140	2,285
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	$ 3,420	$ 3,592
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,490
5.25% 10/1/10	1,620	1,685
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,340	1,407
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,108
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	735
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,264
5% 5/15/16 (MBIA Insured)	6,880	7,513
		324,339
Colorado - 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,262
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,076
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,291
5% 11/15/14	1,165	1,234
Series F:
5% 11/15/13	1,285	1,353
5% 11/15/14	1,355	1,435
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,097
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	643
5% 7/1/12	675	669
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,875
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,345
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,298
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1: - continued
5.75% 12/15/22 (FGIC Insured)	$ 1,000	$ 1,100
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	1,032
		25,818
District Of Columbia - 1.3%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,112
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,351
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,048
5.25% 6/1/10 (MBIA Insured)	1,980	2,015
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,879
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,364
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	8,634
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,556
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,841
		26,800
Florida - 4.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	380	393
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,341
5.25% 7/1/20 (MBIA Insured)	1,000	1,055
Citizens Property Ins. Corp. 5% 3/1/12 (MBIA Insured)	4,000	4,211
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,480
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,882
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,273
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	$ 2,690	$ 2,879
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,750
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	700	724
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,550
Series B, 5% 11/15/17	1,200	1,266
Series G:
5% 11/15/12	1,000	1,046
5% 11/15/13	1,600	1,685
Series I, 5%, tender 11/16/09 (d)	5,000	5,130
5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,842
5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,622
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,833
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,402
5% 11/15/14	2,485	2,616
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,032
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	610
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/14 (AMBAC Insured) (c)	2,700	2,878
5% 8/1/15 (AMBAC Insured) (c)	5,990	6,403
Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,459
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,802
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,782
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,106
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	16,306
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	$ 1,020	$ 1,079
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,683
		96,618
Georgia - 1.9%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,655
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,236
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,275
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,764
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,488
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	3,006
Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,169
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,582
Series 2005 V:
6.6% 1/1/18 (f)	35	41
6.6% 1/1/18 (MBIA Insured)	1,550	1,797
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,930
5% 9/15/14	3,000	3,042
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	892
		39,877
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,069
Illinois - 10.9%
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,762
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	839
Series A, 0% 12/1/16 (FGIC Insured)	1,000	688
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,960
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,645
Series 2004 A, 5% 1/1/34 (FSA Insured)	10,800	11,127
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,053
5.25% 1/1/29 (FSA Insured)	190	199
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	1,001
5.25% 1/1/33 (MBIA Insured)	775	799
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,460
Series C, 5% 1/1/35 (MBIA Insured)	1,600	1,648
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,013
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,758
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,412
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,160
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,395
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	8,815
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,036
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,873
5.5% 1/1/18 (FGIC Insured)	370	391
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,370
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,059
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,567
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,030
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,524
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,969
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,164
5.25% 11/15/28 (MBIA Insured)	600	633
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,713
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,773
0% 11/1/17	2,700	1,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	$ 2,200	$ 2,198
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. 5.5% 5/1/13 (FGIC Insured)	1,000	1,096
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,104
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,133
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,652
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,673
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,681
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,441
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,102
(DePaul Univ. Proj.):
5% 10/1/09	1,000	1,025
5% 10/1/10	1,235	1,281
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,991
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,070
5.375% 7/1/15 (MBIA Insured)	1,300	1,398
5.5% 8/1/10	1,400	1,479
5.5% 4/1/16 (FSA Insured)	1,000	1,078
5.5% 4/1/17 (MBIA Insured)	2,600	2,716
5.5% 2/1/18 (FGIC Insured)	1,000	1,074
5.6% 4/1/21 (MBIA Insured)	2,800	2,929
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,047
7% 5/15/22	5,000	5,207
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,722
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,049
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,701
Series W, 5% 6/15/13	3,430	3,452
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	$ 2,300	$ 2,412
Series 2006 A2, 5% 1/1/31 (FSA Insured)	31,800	33,277
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,697
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,873
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,969
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,496
0% 12/1/14 (FSA Insured)	5,180	3,991
0% 12/1/15 (FSA Insured)	3,810	2,803
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,274
0% 12/1/10 (FSA Insured)	3,380	3,064
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,649
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	7,795
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,936
0% 6/15/16 (FGIC Insured)	2,050	1,449
0% 6/15/17 (FGIC Insured)	3,240	2,176
0% 6/15/20 (FGIC Insured)	1,400	803
5% 12/15/28 (MBIA Insured)	1,000	1,023
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,215
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,322
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,373
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,052
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	3,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	$ 1,300	$ 871
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	763
		226,330
Indiana - 3.5%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) 5% 10/1/13	1,065	1,076
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,236
5% 1/10/14 (FSA Insured)	1,180	1,279
5% 7/10/14 (FSA Insured)	1,215	1,322
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,507
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	4,440
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,081
5% 1/15/12 (MBIA Insured)	1,295	1,372
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,845
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,396
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,877
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,116
5.25% 7/15/16 (FSA Insured)	2,095	2,326
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	7,680	9,214
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,233
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,177
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,020
0% 12/1/17 (AMBAC Insured)	1,470	967
0% 6/1/18 (AMBAC Insured)	1,740	1,114
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,174
Series I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank: - continued
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	$ 2,500	$ 2,719
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,386
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,193
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,333
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,315
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,708
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,462
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,054
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,589
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,483
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,069
		73,735
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,183
Kansas - 0.4%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,270
5.25% 12/1/11 (MBIA Insured)	1,805	1,837
Series II, 5.5% 11/1/19	1,000	1,080
5.5% 11/1/20	1,000	1,082
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,632
		7,901
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	$ 1,645	$ 1,682
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,405
		4,087
Louisiana - 0.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,061
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,882
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,368
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	3,300	3,316
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,121
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,121
5% 12/1/29 (MBIA Insured)	2,000	2,054
5.25% 12/1/23 (MBIA Insured)	1,740	1,843
		18,766
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,941
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,223
5.25% 7/1/32 (AMBAC Insured)	2,080	2,221
		6,385
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	1,300	1,344
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Massachusetts Rev. Series A, 5.75% 7/1/18	260	276
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	$ 715	$ 751
5% 1/1/13	750	793
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,408
6.375% 8/1/15	2,460	2,632
6.375% 8/1/16	2,570	2,747
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,105
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,279
5.75% 6/15/13	3,000	3,210
Massachusetts Gen. Oblig.:
Series C:
5% 8/1/37 (AMBAC Insured)	15,800	16,559
5.25% 8/1/22 (FSA Insured)	3,300	3,612
5.25% 8/1/23 (FSA Insured)	1,600	1,743
5.25% 8/1/24 (FSA Insured)	4,000	4,338
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,172
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,946
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,455
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,049
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,044
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,194
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	8,903
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,620	3,628
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	26
		74,870
Michigan - 2.8%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	$ 3,355	$ 3,599
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,116
5% 9/30/12 (MBIA Insured)	1,500	1,602
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,463
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,119
4.105% 7/1/32 (FSA Insured) (d)	5,670	5,375
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/14 (MBIA Insured)	2,600	2,838
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured) (c)	1,325	1,388
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,060
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,143
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,057
5.5% 3/1/17	1,885	1,990
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,105
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,204
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,021
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,557
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,121
		57,857
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,273
5.625% 12/1/22	575	586
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,522
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	5,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	$ 400	$ 408
5% 5/15/13	395	403
5% 5/15/14	250	255
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,478
		12,916
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,263
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,921
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,361
5% 8/15/13	1,500	1,564
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,321
		9,430
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,479
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,047
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,097
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,104
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,465
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,540
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,102
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	2,042
		22,450
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,242
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,581
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,150
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,088
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,045
5% 7/1/14	1,000	1,048
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,447
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,926
		11,285
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,397
3.5%, tender 2/1/09 (d)(e)	2,600	2,595
		4,992
New Jersey - 1.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	1,710	1,709
Series B:
5% 2/15/13	2,210	2,217
5.25% 2/15/10	1,925	1,946
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	$ 2,000	$ 2,104
5.25% 3/1/15	3,000	3,310
5.25% 3/1/21 (MBIA Insured)	1,200	1,293
5.25% 3/1/23	1,500	1,615
5.25% 3/1/25	4,200	4,478
5.25% 3/1/26	4,700	4,993
Series 2005 P, 5.125% 9/1/28	1,100	1,155
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,227
New Jersey Tobacco Settlement Fing. Corp. 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,352
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,739
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,156
		37,909
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,414
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,036
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	1,810	1,854
		6,304
New York - 12.9%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/14 (FSA Insured) (c)	1,800	1,947
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,261
5.75% 5/1/22 (FSA Insured)	2,240	2,441
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,248
5.75% 5/1/19 (FSA Insured)	5,590	6,261
5.75% 5/1/22 (FSA Insured)	8,525	9,477
5.75% 5/1/25 (FSA Insured)	1,715	1,899
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series B: - continued
5% 6/1/11	$ 1,075	$ 1,132
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,627
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,078
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,884
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 C, 5.5% 8/1/13	2,000	2,177
Series 2005 G, 5% 8/1/14	6,500	6,989
Series 2005 J, 5% 3/1/12	3,020	3,194
Series 2005 K, 5% 8/1/11	6,000	6,329
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,062
Series J, 5.5% 6/1/19	2,315	2,499
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,924
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	4,334
5% 6/15/39	1,600	1,650
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	4,590	4,938
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	30	32
6% 11/1/28 (b)	40,925	44,752
Series B, 5.25% 2/1/29 (b)	3,800	4,011
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,666
5.75% 7/1/13 (AMBAC Insured)	1,100	1,188
Series C, 7.5% 7/1/10	3,265	3,453
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,562
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	60	60
(New York Univ. Hosp. Ctr. Proj.) Series B, 5.25% 7/1/24	900	852
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	6,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	$ 1,100	$ 1,117
4.875% 6/15/20	2,200	2,232
5% 6/15/15	775	789
New York Metropolitan Trans. Auth. Rev. Series 2005 C, 5.25% 11/15/14	1,000	1,093
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,354
5.25% 1/1/27 (FSA Insured)	5,000	5,354
New York Urban Dev. Corp. Rev. (Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,811
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	3,023
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,615	8,095
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,842
Series A1:
5% 6/1/11	1,540	1,542
5.25% 6/1/21 (AMBAC Insured)	2,200	2,336
5.25% 6/1/22 (AMBAC Insured)	3,450	3,656
5.5% 6/1/14	4,400	4,514
5.5% 6/1/15	9,900	10,318
5.5% 6/1/16	16,800	17,466
5.5% 6/1/17	1,900	1,999
Series C1:
5.5% 6/1/14	3,900	4,001
5.5% 6/1/15	4,900	5,107
5.5% 6/1/16	1,600	1,686
5.5% 6/1/17	7,950	8,365
5.5% 6/1/18	17,165	18,288
5.5% 6/1/19	4,700	5,051
5.5% 6/1/20	800	860
5.5% 6/1/22	600	639
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,087
		268,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 1,215	$ 1,236
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,608
		5,844
North Carolina - 0.9%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,711
5.25% 6/1/20 (AMBAC Insured)	1,520	1,630
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,518
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	1,590	1,663
5.75% 1/1/26	1,000	1,028
Series B, 6.125% 1/1/09	2,220	2,276
Series C, 5.25% 1/1/10	2,630	2,704
Series D:
5.375% 1/1/10	3,360	3,462
6% 1/1/09	1,620	1,660
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,645	1,749
		19,401
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,987
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	1,013
5% 7/1/14	1,000	1,012
		6,012
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,751
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,901
6% 6/1/42	1,500	1,468
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	$ 1,060	$ 1,150
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	2,100	2,241
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,065
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	530
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,094
		13,387
Oklahoma - 1.2%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	876
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,143
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	8,059
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	2,335	2,399
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,387
5.5% 10/1/20 (FGIC Insured)	1,550	1,708
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,789
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,055
5% 12/15/14	850	900
		24,316
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	720	738
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,620
		2,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 3.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	$ 3,500	$ 3,775
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,291
Allegheny County Hosp. Dev. Auth. Rev.:
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,362
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/11	3,100	3,085
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,427
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,479
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,672
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,124
5% 12/15/13	1,155	1,156
Series B, 5% 12/15/13	3,115	3,116
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	672
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	422
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	3,083
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,682
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,958
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,756
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,651
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,364
6.5% 11/1/16 (e)	1,100	1,176
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 4,000	$ 4,246
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,706
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100) (f)	2,355	2,586
Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	2,060
Series 17, 5.375% 7/1/20 (FSA Insured)	1,725	1,857
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,059
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,596
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,214
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	2,069
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,339
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,716
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. 5.5% 9/1/14 (FSA Insured)	2,290	2,560
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,457
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,237
		79,258
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,787
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	5,331
		17,118
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,159
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	685
		2,844
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.3%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	$ 1,765	$ 1,834
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,475
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,650
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,779
Greenwood Fifty School Facilities Installment 5% 12/1/15	1,360	1,476
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	710
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	787
5% 12/1/19	2,040	2,174
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,203
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,106
Series A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,438
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15	1,115	1,221
5% 12/1/17	1,335	1,464
		26,317
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,131
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,254
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,504
		6,889
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	5,097
5% 12/15/11	3,285	3,350
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	$ 1,240	$ 1,353
6.25% 1/1/13 (MBIA Insured)	1,700	1,905
7.25% 1/1/10 (MBIA Insured)	8,000	8,603
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,825
5% 9/1/11 (MBIA Insured)	1,835	1,929
5% 9/1/13 (MBIA Insured)	2,010	2,148
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,117
		27,327
Texas - 14.1%
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,300	1,382
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	705
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B, 6% 1/1/16	1,750	1,782
Series B:
6% 1/1/18	1,000	1,008
6% 1/1/19	1,335	1,336
Austin Independent School District 5.25% 8/1/11	3,515	3,749
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,715
0% 11/15/12 (AMBAC Insured)	5,645	4,739
0% 5/15/17 (FGIC Insured)	1,900	1,278
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	2,100	2,170
5% 11/15/10 (MBIA Insured)	1,735	1,820
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,165
5.25% 2/15/42	6,000	6,342
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	3,190
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	188
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,292
5.375% 5/1/16 (FSA Insured)	185	199
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5.375% 5/1/17 (FSA Insured)	$ 195	$ 209
Birdville Independent School District:
0% 2/15/12	4,150	3,592
5% 2/15/10	1,200	1,245
Boerne Independent School District 5.25% 2/1/35	1,300	1,357
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,611
Clint Independent School District:
5.5% 8/15/18	190	206
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	888
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,543
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,625
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,638
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,644
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,135
Del Valle Independent School District 5.5% 2/1/11	1,350	1,439
Denton Independent School District 5% 8/15/33	5,300	5,418
DeSoto Independent School District 0% 8/15/18	2,195	1,400
Fort Worth Independent School District 5% 2/15/12	1,500	1,597
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,105
Gainesville Independent School District 5.25% 2/15/36	1,035	1,095
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,038
5.5% 2/15/12	2,180	2,279
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,259
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,469
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	6,605
0% 10/1/16 (MBIA Insured)	6,180	4,334
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	$ 1,000	$ 1,087
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,239
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,303
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	255
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,134
0% 8/15/10 (AMBAC Insured)	2,200	2,012
0% 8/15/15	2,000	1,489
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,354
0% 12/1/11 (AMBAC Insured)	8,250	7,195
Humble Independent School District:
0% 2/15/10	2,320	2,164
0% 2/15/16	1,250	909
0% 2/15/17	1,400	970
Irving Independent School District Series A, 0% 2/15/16	1,035	746
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	688
Series A, 0% 8/15/12	1,590	1,350
Kermit Independent School District 5.25% 2/15/32	2,400	2,552
Klein Independent School District Series A:
5% 8/1/13	1,455	1,572
5% 8/1/14	5,110	5,557
Lamar Consolidated Independent School District 5.25% 2/15/14	305	306
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,289
Lewisville Independent School District 0% 8/15/08	5,000	4,911
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,597
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,568
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,251
Manor Independent School District 5.25% 8/1/34	2,000	2,125
Mansfield Independent School District:
5.5% 2/15/13	230	245
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,438
5.5% 2/15/14	330	351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District: - continued
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	$ 1,950	$ 2,084
5.5% 2/15/15	25	27
5.5% 2/15/15 (Pre-Refunded to 2/15/12 @ 100) (f)	2,245	2,439
5.5% 2/15/16	35	38
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,710
5.5% 2/15/18	145	154
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	914
5.5% 2/15/19	370	393
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,309
Mesquite Independent School District 5.375% 8/15/11	430	436
Midway Independent School District 0% 8/15/19	1,400	852
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	564
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,800
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,090
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,050
5.5% 8/15/26 (FGIC Insured)	1,225	1,329
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,212
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,878
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	3,397
Series 2005 A, 5% 1/1/35 (FSA Insured)	1,100	1,133
Northside Independent School District:
Series A:
5.25% 2/15/17	725	767
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,423
5.5% 2/15/13	1,090	1,160
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,304
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	566
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,080
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pflugerville Independent School District: - continued
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	$ 500	$ 533
Prosper Independent School District:
5.125% 8/15/30	1,400	1,463
5.375% 8/15/33	7,340	7,950
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,283
Rockdale Independent School District 5.25% 2/15/37	2,020	2,122
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,109
5.375% 2/15/18	25	27
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,455
5.625% 2/15/11	3,865	4,137
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,092
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,629
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,090
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,145
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,275
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,719
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,706
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,469
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,881
5.25% 2/1/14 (MBIA Insured)	1,835	2,002
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	717
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	4,047
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,442
South San Antonio Independent School District 5% 8/15/35	1,050	1,085
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,171
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
5.375% 2/1/14	$ 1,065	$ 1,127
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,740
5.375% 2/1/18	480	507
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	1,011
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,906
Texas Gen. Oblig. (College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,088
5.375% 8/1/10 (e)	1,915	2,008
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,548
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,037
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,408
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,131
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,972
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,751
Series B, 5.625% 7/15/21	2,010	2,092
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,425
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,155
Waxahachie Independent School District:
0% 8/15/14	1,460	1,140
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,265
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,708
White Settlement Independent School District 5.75% 8/15/34	1,250	1,372
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	37
Wylie Independent School District 0% 8/15/20	1,000	578
Ysleta Independent School District 0% 8/15/11	1,100	971
		294,533
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	$ 5,000	$ 5,364
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,858
		8,222
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,287
6.125% 12/1/27 (AMBAC Insured)	2,800	3,028
		4,315
Virginia - 0.3%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,699
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,803
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.85% 5/1/08 (e)	1,370	1,373
		5,875
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,555
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,876
0% 6/1/24 (MBIA Insured)	1,525	706
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,059
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,404
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,697
5.25% 1/1/11 (FSA Insured)	1,715	1,814
5% 1/1/10 (MBIA Insured)	2,000	2,069
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,762
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	480
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13	$ 5,000	$ 5,382
Series 2006 B, 6% 7/1/17 (MBIA Insured)	4,000	4,398
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	145	158
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,045
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,280
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,068
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	875
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,110
5.75% 12/1/20 (MBIA Insured)	1,000	1,110
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,586
0% 12/1/12 (FGIC Insured)	6,830	5,713
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,714
Series 2001 C:
5.25% 1/1/16	3,000	3,140
5.25% 1/1/26 (FSA Insured)	2,200	2,281
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	2,084
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,276
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,086
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,599
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	14,696
0% 7/1/10	2,250	2,067
0% 7/1/12 (MBIA Insured)	4,000	3,396
		82,486
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.3%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	$ 1,100	$ 779
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	1,500	1,607
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	3,041
		5,427
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,040	2,106
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,036
5.5% 3/1/19 (FSA Insured)	60	65
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,068
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	854
(Wheaton Franciscan Svcs., Inc. Proj.):
Series 2006 A, 5% 8/15/12	4,795	4,870
Series A, 5.5% 8/15/14	1,775	1,838
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,936
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,109
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,109
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,790
		17,781
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $2,003,845)	2,039,696
NET OTHER ASSETS - 2.1%	42,756
NET ASSETS - 100%	$ 2,082,452
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 50,000	$ 961
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.906% with Merrill Lynch, Inc.	Feb. 2039	10,000	30
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 4.044% with Merrill Lynch, Inc.	June 2038	12,000	(329)
Receive semi-annually a fixed rate equal to 5.01% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2039	7,700	(88)
		$ 79,700	$ 574
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.1%
Escrowed/Pre-Refunded	11.3%
Special Tax	10.7%
Transportation	9.8%
Health Care	8.9%
Electric Utilities	8.8%
Others* (individually less than 5%)	11.4%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,003,845)		$ 2,039,696
Cash		25,743
Receivable for fund shares sold		6,862
Interest receivable		27,165
Swap agreements, at value		574
Prepaid expenses		6
Other receivables		317
Total assets		2,100,363

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 12,545
Payable for fund shares redeemed	2,429
Distributions payable	1,826
Accrued management fee	537
Distribution fees payable	5
Other affiliated payables	512
Other payables and accrued expenses	57
Total liabilities		17,911

Net Assets		$ 2,082,452
Net Assets consist of:
Paid in capital		$ 2,045,452
Undistributed net investment income		292
Accumulated undistributed net realized gain (loss) on investments		283
Net unrealized appreciation (depreciation) on investments		36,425
Net Assets		$ 2,082,452

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,211 ÷ 623.3 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.38
Class T: Net Asset Value and redemption price per share ($5,282 ÷ 530.3 shares)	$ 9.96

Maximum offering price per share (100/96.00 of $9.96)	$ 10.38
Class B: Net Asset Value and offering price per share ($546 ÷ 54.8 shares)A	$ 9.96

Class C: Net Asset Value and offering price per share ($3,401 ÷ 341.2 shares)A	$ 9.97

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($2,013,128 ÷ 202,133.8 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($53,884 ÷ 5,403.5 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Interest		$ 86,987

Expenses
Management fee	$ 6,407
Transfer agent fees	1,683
Distribution fees	43
Accounting fees and expenses	373
Custodian fees and expenses	29
Independent trustees' compensation	7
Registration fees	108
Audit	66
Legal	14
Miscellaneous	20
Total expenses before reductions	8,750
Expense reductions	(1,012)	7,738
Net investment income		79,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,439
Futures contracts	140
Swap agreements	97
Total net realized gain (loss)		1,676
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,972)
Swap agreements	730
Total change in net unrealized appreciation (depreciation)		(1,242)
Net gain (loss)		434
Net increase (decrease) in net assets resulting from operations		$ 79,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,249	$ 78,449
Net realized gain (loss)	1,676	2,664
Change in net unrealized appreciation (depreciation)	(1,242)	(1,270)
Net increase (decrease) in net assets resulting from operations	79,683	79,843
Distributions to shareholders from net investment income	(79,332)	(78,385)
Distributions to shareholders from net realized gain	(3,109)	(640)
Total distributions	(82,441)	(79,025)
Share transactions - net increase (decrease)	24,345	117,860
Redemption fees	61	20
Total increase (decrease) in net assets	21,648	118,698

Net Assets
Beginning of period	2,060,804	1,942,106
End of period (including undistributed net investment income of $292 and undistributed net investment income of $374, respectively)	$ 2,082,452	$ 2,060,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.357	.365	.060
Net realized and unrealized gain (loss)	.005	.003	.051
Total from investment operations	.362	.368	.111
Distributions from net investment income	(.357)	(.365)	(.061)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.372)	(.368)	(.101)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.71%	3.77%	1.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.63%	.61% A
Expenses net of fee waivers, if any	.68%	.63%	.61%A
Expenses net of all reductions	.61%	.50%	.60%A
Net investment income	3.61%	3.71%	3.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,211	$ 1,811	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.355	.358	.050
Net realized and unrealized gain (loss)	.006	.004	.059
Total from investment operations	.361	.362	.109
Distributions from net investment income	(.356)	(.359)	(.059)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.371)	(.362)	(.099)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	3.70%	3.71%	1.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.68%	.78%A
Expenses net of fee waivers, if any	.68%	.68%	.78%A
Expenses net of all reductions	.63%	.59%	.76%A
Net investment income	3.59%	3.62%	3.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,282	$ 4,408	$ 411
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.289	.294	.047
Net realized and unrealized gain (loss)	.003	.002	.051
Total from investment operations	.292	.296	.098
Distributions from net investment income	(.287)	(.293)	(.048)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.302)	(.296)	(.088)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97
Total Return B, C, D	2.99%	3.02%	.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37%	1.35%	1.37%A
Expenses net of fee waivers, if any	1.37%	1.35%	1.37%A
Expenses net of all reductions	1.30%	1.25%	1.35%A
Net investment income	2.92%	2.97%	2.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546	$ 304	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income E	.283	.285	.046
Net realized and unrealized gain (loss)	.004	.012	.051
Total from investment operations	.287	.297	.097
Distributions from net investment income	(.282)	(.284)	(.047)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.297)	(.287)	(.087)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 9.97	$ 9.98	$ 9.97
Total Return B, C, D	2.93%	3.03%	.98%
Ratios to Average Net Assets F, I
Expenses before reductions	1.42%	1.43%	1.47%A
Expenses net of fee waivers, if any	1.42%	1.43%	1.47%A
Expenses net of all reductions	1.35%	1.34%	1.45%A
Net investment income	2.87%	2.88%	2.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,401	$ 1,365	$ 101
Portfolio turnover rate G	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Intermediate Municipal Income

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.97	$ 10.15	$ 10.21	$ 10.23
Income from Investment Operations
Net investment income B	.381	.385	.385	.395	.410
Net realized and unrealized gain (loss)	.006	.002	(.131)	(.022)	.120
Total from investment operations	.387	.387	.254	.373	.530
Distributions from net investment income	(.382)	(.384)	(.384)	(.395)	(.410)
Distributions from net realized gain	(.015)	(.003)	(.050)	(.038)	(.140)
Total distributions	(.397)	(.387)	(.434)	(.433)	(.550)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 9.96	$ 9.97	$ 9.97	$ 10.15	$ 10.21
Total Return A	3.97%	3.97%	2.56%	3.74%	5.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.42%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.42%	.43%	.42%	.43%	.44%
Expenses net of all reductions	.37%	.34%	.36%	.42%	.43%
Net investment income	3.85%	3.88%	3.82%	3.89%	4.00%
Supplemental Data
Net assets, end of period (in millions)	$ 2,013	$ 2,026	$ 1,941	$ 1,813	$ 1,798
Portfolio turnover rate D	18%	24%	24%	26%	31%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.97	$ 9.96
Income from Investment Operations
Net investment income D	.378	.382	.061
Net realized and unrealized gain (loss)	.006	.014	.052
Total from investment operations	.384	.396	.113
Distributions from net investment income	(.379)	(.383)	(.063)
Distributions from net realized gain	(.015)	(.003)	(.040)
Total distributions	(.394)	(.386)	(.103)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 9.97	$ 9.98	$ 9.97
Total Return B, C	3.95%	4.06%	1.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.44%	.49%	.48%A
Expenses net of fee waivers, if any	.44%	.49%	.48%A
Expenses net of all reductions	.39%	.36%	.47%A
Net investment income	3.83%	3.86%	3.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,884	$ 26,548	$ 179
Portfolio turnover rate F	18%	24%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 31, 2005 (commencement of sale of shares) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies. - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

Annual Report

2. Significant Accounting Policies. - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 43,498,907
Unrealized depreciation	(6,909,099)
Net unrealized appreciation (depreciation)	36,589,808
Undistributed ordinary income	247,378

Cost for federal income tax purposes	$ 2,003,105,932

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Tax-exempt Income	$ 79,332,276	$ 78,385,057
Long-Term Capital Gains	3,108,911	639,680
Total	$ 82,441,187	$ 79,024,737

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $362,510,750 and $367,842,125, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annual management fee rate was .31% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,260	$ 3,325
Class T	0%	.25%	11,123	266
Class B	.65%	.25%	3,561	2,832
Class C	.75%	.25%	20,409	9,665
			$ 43,353	$ 16,088

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,924
Class T	971
Class B*	4
Class C*	5,147
$ 8,046

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Intermediate Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 3,610.10
Class T	4,145.09
Class B	504.13
Class C	1,706.08
Intermediate Municipal Income	1,615,966.08
Institutional Class	57,189.10
	$ 1,683,120

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4,376 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $29,450 and $364,760, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,829
Class T	1,524
Class B	183
Class C	976
Intermediate Municipal Income	593,552
Institutional Class	15,793
$ 613,857

Annual Report

Notes to Financial Statements - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 124,745	$ 21,110
Class T	159,794	100,820
Class B	11,453	6,314
Class C	58,079	24,255
Intermediate Municipal Income	76,819,880	77,944,342
Institutional Class	2,158,325	288,216
Total	$ 79,332,276	$ 78,385,057
From net realized gain
Class A	$ 4,962	$ 367
Class T	7,091	1,182
Class B	552	91
Class C	2,989	409
Intermediate Municipal Income	3,039,548	629,888
Institutional Class	53,769	7,743
Total	$ 3,108,911	$ 639,680

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	564,006	173,427	$ 5,574,638	$ 1,725,155
Reinvestment of distributions	10,803	1,631	107,073	16,239
Shares redeemed	(133,055)	(3,616)	(1,316,589)	(35,605)
Net increase (decrease)	441,754	171,442	$ 4,365,122	$ 1,705,789
Class T
Shares sold	187,303	398,477	$ 1,858,696	$ 3,958,313
Reinvestment of distributions	13,122	9,307	130,016	92,469
Shares redeemed	(112,246)	(6,838)	(1,112,184)	(68,081)
Net increase (decrease)	88,179	400,946	$ 876,528	$ 3,982,701
Class B
Shares sold	31,294	32,080	$ 309,783	$ 318,318
Reinvestment of distributions	754	566	7,464	5,622
Shares redeemed	(7,672)	(12,297)	(75,905)	(122,210)
Net increase (decrease)	24,376	20,349	$ 241,342	$ 201,730
Class C
Shares sold	325,025	159,319	$ 3,224,697	$ 1,585,622
Reinvestment of distributions	2,865	1,510	28,391	14,988
Shares redeemed	(123,487)	(34,155)	(1,217,653)	(336,894)
Net increase (decrease)	204,403	126,674	$ 2,035,435	$ 1,263,716
Intermediate Municipal Income
Shares sold	45,692,563	56,726,510	$ 452,920,096	$ 563,129,257
Reinvestment of distributions	5,772,347	5,529,889	57,180,438	54,890,397
Shares redeemed	(52,587,486)	(53,763,407)	(520,433,674)	(533,657,302)
Net increase (decrease)	(1,122,576)	8,492,992	$ (10,333,140)	$ 84,362,352
Institutional Class
Shares sold	7,226,151	2,676,982	$ 71,708,265	$ 26,690,182
Reinvestment of distributions	178,347	28,099	1,766,387	281,049
Shares redeemed	(4,661,146)	(62,846)	(46,314,145)	(626,878)
Net increase (decrease)	2,743,352	2,642,235	$ 27,160,507	$ 26,344,353

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Municipal Income Fund (a fund of Fidelity School Street Trust) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1976

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity School Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity School Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the fund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	02/11/2008	02/08/2008	$-	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $1,257,331, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 9.12% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ALIMI-UANN-0208
1.820143.102

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Intermediate Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Intermediate Municipal Income Fund	$57,000	$54,000
All funds in the Fidelity Group of Funds audited by PwC	$14,700,000	$13,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Intermediate Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Intermediate Municipal Income Fund	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Intermediate Municipal Income Fund	$2,600	$2,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$215,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $1,475,000A and $1,320,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$220,000	$130,000
Non-Covered Services	$1,255,000	$1,190,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008